Impairment charges on intangible assets - Narrative (Details) - Ballard Motive Solutions - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Nov. 30, 2021	Nov. 11, 2021
Impairment of Assets and Intangible Assets [Line Items]
intangible assets fair value	$ 2,500	$ 15,517
Technology (patents, know-how and in-process research & development)	2,500
Technology
Impairment of Assets and Intangible Assets [Line Items]
intangible assets fair value	2,500
Non-compete agreement
Impairment of Assets and Intangible Assets [Line Items]
intangible assets fair value	0		$ 159
Impairment charges on intangible assets	159
Acquired customer contracts and relationships
Impairment of Assets and Intangible Assets [Line Items]
intangible assets fair value	0		$ 880
Impairment charges on intangible assets	$ 880